INVENTORIES	12 Months Ended
Dec. 31, 2011
INVENTORIES [Abstract]
INVENTORIES

5.	INVENTORIES

	December 31,
(Dollars in millions)	2011	2010

At FIFO or average cost (approximates current cost)
Finished goods	$777	$611
Work in process	239	206
Raw materials and supplies	353	281
Total inventories	1,369	1,098
LIFO Reserve	(590)	(490)
Total inventories	$779	$608

Inventories valued on the LIFO method were approximately 70 percent of total inventories for both 2011 and 2010.